Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of Plan	Description of Plan
General
The WillScot 401(k) Plan (the "Plan") is a defined contribution plan sponsored by Williams Scotsman, Inc. (the "Company" or the "Plan Sponsor"). WillScot Holdings Corporation is the ultimate parent of the Plan Sponsor. The Plan covers substantially all employees of the Company who meet certain employment requirements. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company as Plan Administrator has delegated to the William Scotsman, Inc. Retirement Plan Committee (the "Committee") general responsibility for the control, management, and administration of the Plan. The Committee determines the appropriateness of the Plan's investment offerings, monitors investment performance, and reports to the Company.
On November 18, 2024, the Plan was amended to change its name from the WillScot Mobile Mini 401(k) Plan to the WillScot 401(k) Plan.
The following is a brief description of the Plan. Participants should refer to the Plan agreement for a more complete description of the Plan’s provisions.
Contributions
Each year, participants may contribute to the Plan up to 90% of eligible compensation and up to 100% of the participants' performance bonuses as pre-tax and/or Roth contributions, as described in the Plan document and subject to Internal Revenue Code (the "IRC") limitations. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans. Participants are not permitted to make after-tax contributions. Participants direct the investment of their contributions into various investment options offered by the Plan. In the absence of direction from the participant, the account is invested in an age-appropriate target date fund.
All eligible employees, as defined in the Plan, may begin contributing to the Plan after one month of employment. All newly eligible employees are automatically enrolled in the Plan at a deferral rate of 3% of eligible compensation following an election period during which the employee may either opt out of the Plan or choose a salary deferral percentage in the manner prescribed by the Plan Administrator. Unless the participant elects otherwise, participants who are automatically enrolled in the Plan have their deferral rate automatically increase by 1% each year to a maximum rate of 6%.
The Company makes a matching contribution equal to 100% of the first 3% of employees' contributions and 50% of the next 3% of participants' contributions. The matching contribution can be invested into various investment options offered by the Plan at participant's discretion. The Company may also make a non-elective contribution, which is allocated to each eligible participant in the same ratio that each eligible participant's compensation for the Plan year bears to the total compensation of all eligible participants for the Plan year. During the year ended December 31, 2025, the Company did not make a non-elective contribution to the Plan. Contributions are subject to certain Internal Revenue Service ("IRS") limitations.
Participant Accounts
Each participant's account is credited with the participant's contributions and Company matching contributions, as well as allocations of the Company's non-elective contributions and Plan earnings or losses. Participant accounts are charged with an allocation of plan administrative expenses. Allocations are based on participant's earnings, account balances, or specific participant transactions, as defined by the Plan. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account.
Vesting
Participants are immediately vested in their rollover contributions, qualified non-elective contributions, deferral contributions, and any earnings thereon. Generally, participants become fully vested with respect to employer contributions upon completion of two years of service as defined in the Plan document.
Forfeited Accounts
As of December 31, 2025 and 2024, available forfeited non-vested accounts were $632,980 and $485,040, respectively. Forfeitures are retained in the Plan and are used in accordance with Plan provisions. During the year ended December 31, 2025, $865,172 from these accounts was used to pay administrative expenses and reduce employer contributions.
Notes Receivable from Participants
Participants may borrow from their accounts a minimum of $1,000, up to a maximum equal to the lesser of $50,000 or 50 percent of their vested account balance less the highest outstanding loan balance during the prior twelve-month period. Each participant is only allowed to apply for one loan each year and have only one loan outstanding at any given time. The loans are secured by the balance in the participant's account. Loan terms range from five years up to 10 years for the purchase of a principal residence. All loans bear a reasonable rate of interest as determined by the Plan Administrator based on prevailing interest rates charged by persons in the business of lending money for loans which would be made under similar circumstances. Principal and interest are paid through payroll deductions.
Benefit Payments
Participants or their beneficiaries are eligible for distributions upon termination, retirement, disability, or death. Participants have the right to designate the method of payment of retirement benefits within the limitations specified in the Plan. Participants are also eligible for certain types of in-service withdrawals specified in the Plan. The benefit to which a participant is entitled is the vested benefit that can be provided from the participant's account.
Plan Termination
The Company reserves the right to terminate the Plan at any time by taking appropriate action as circumstances may dictate. In the event of Plan termination, each participant will become 100% vested in their accounts. The Plan Administrator will facilitate the distribution of account balances in single lump sum payments to each participant in accordance with plan provisions until all assets have been distributed.
Administrative Expenses
Administrative expenses consist of but are not limited to recordkeeping, accounting, legal and trustee services. General plan administrative expenses may be paid by the Plan or from participant accounts. Participants are responsible for a loan setup fee of $75 and an annual loan maintenance fee of $25.